SHARE CAPITAL	6 Months Ended
Jun. 30, 2026
SHARE CAPITAL
SHARE CAPITAL

9. SHARE CAPITAL

The Company is authorized to issue $50,000 ordinary shares with a par value of $1.00 per share. Prior to the closing of the Business Combination, the Company intends to amend and restate its memorandum and articles of association (the “Company’s A&R MAA”) which will constitute the Company’s A&R MAA. Under the Company’s A&R MAA, the Company will change its authorized share capital to US$50,000 divided into 5,000,000,000 shares of US$0.00001 par value each of a single class. Holders of ordinary shares are entitled to one vote per share owned on each matter properly submitted to the shareholders on which the holders of the ordinary shares are entitled to vote. The holders of ordinary shares shall be entitled to receive dividends and other distributions (payable in cash, property or capital stock of the Company) when, as and if declared thereon by our board of directors from time to time out of any assets for funds of the Company legally available therefor and shall share equally on a per share basis in such dividends and distributions. As of December 31, 2025, there were one ordinary share issued and outstanding.

In connection with the Business Combination, on March 24, 2026, the Company entered into subscription agreements with certain investors for PIPE Financing of 780,000 units at $10.00 per unit for aggregate gross proceeds of $7,800,000. Each unit consists of one ordinary share and one Series A preferred share of the Company. The Series A preferred shares rank senior to ordinary shares with respect to liquidation rights and are entitled to receive distributions from available proceeds in preference to ordinary shareholders upon the liquidation of the Company. The Series A preferred shares do not contain redemption rights and are not redeemable at the option of the holders. The Series A preferred shares are entitled to voting rights on an as-converted basis. Each Series A preferred share automatically converts into one-third of one ordinary share six months after the closing of the Business Combination. Upon the closing of the Business Combination on June 12, 2026, the Company issued 780,000 ordinary shares and 780,000 Series A preferred shares to the PIPE investors,

On June 12, 2026, Merger Sub I merged with and into HSPT, with HSPT continuing as the surviving company and becoming a wholly owned subsidiary of the Company. Each issued and outstanding ordinary share of HSPT (other than redeeming and dissenting shares) was automatically cancelled and converted into the right to receive one ordinary share of the Company. In connection with the First Merger, 3,502,404 HSPT ordinary shares were redeemed and cancelled, while the remaining non-redeeming shares were converted into ordinary shares of the Company.

On the same day, Merger Sub II merged with and into SL Bio, with SL Bio continuing as the surviving company and becoming a wholly owned subsidiary of the Company. Each issued and outstanding ordinary share of SL Bio was automatically cancelled and converted into the right to receive newly issued ordinary shares of the Company based on the exchange ratio set forth in the Business Combination Agreement. In aggregate, 556,800,000 ordinary shares of the Company were issued to SL Bio shareholders. Upon completion of the Second Merger, the authorized share capital of SL Bio was reclassified to $500,000 divided into 500,000,000 shares of par value of $0.001 each.

Following the effective time of the First Merger and Second Merger, the Company has authorized shares of 4,950,000,000, ordinary shares of par value $0.00001 each and 50,000,000 preferred shares of par value $0.00001 each. As of June 12, 2026 and June 30, 2026, the issued and outstanding shares of the Company comprised 560,759,740 ordinary shares of par value $0.00001 each and 780,000 preferred shares of par value $0.00001 each. As a result of Business Combination, SL Bio and HSPT each became wholly owned subsidiaries of the Company following the merger (which closed on June 12, 2026, with trading commencing on Nasdaq under “SLBT” on June 15, 2026).

9. SHARE CAPITAL (cont.)

Retroactive Application of the Reverse Recapitalization

As the Share Exchange was accounted for as a reverse recapitalization, the historical financial statements prior to the Share Exchange are those of SL Bio. The equity structure has been retroactively restated in all comparative periods to reflect the number of shares of the Company’s ordinary share, par value $0.00001 per share, issued to SL Bio’s shareholders in connection with the Share Exchange. Accordingly, the shares and corresponding capital amounts, as well as the earnings (loss) per share, related to SL Bio’s ordinary share prior to the Share Exchange have been retroactively restated as shares reflecting the exchange ratio of approximated 151.51 shares of the Company’s ordinary share for each share of SL Bio’s ordinary share. The difference between the par value of SL Bio’s ordinary share and the par value of the Company’s ordinary share issued has been reclassified to additional paid-in capital. The retroactive restatement had no impact on total equity. The accumulated deficit and accumulated other comprehensive income (loss) of SL Bio have been carried forward after the Share Exchange. In addition to the Reverse Recapitalization, one share issuance for SL Science Holding Limited for incorporation had retroactively restated in all comparative periods as part of re-organization prior to the Business Combination.